Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	$ 236,779	$ 220,594
Right-of-use assets	119,802	47,501
Goodwill	12,058	11,643
Other intangible assets	19,076	25,652
Contract assets	10,856	3,286
Investment in joint venture	18,494	48,568
Other long-term assets	2,244	5,780
Restricted cash	26,132	25,187
Deferred tax assets	309,807	209,496
Total non-current assets	755,248	597,707
Current assets
Inventories	74,433	71,470
Trade receivables	41,292	32,972
Contract assets	35,193	25,370
Other current assets	31,871	32,949
Receivables from related parties	896	1,548
Cash and cash equivalents	11,157	66,427
Total current assets	194,842	230,736
Total assets	950,090	828,443
Equity
Share capital	2,279	2,126
Share premium	1,229,690	1,058,432
Other reserves	42,911	30,582
Translation reserve	(1,528)	(1,442)
Accumulated deficit	(2,205,845)	(1,654,114)
Total equity	(932,493)	(564,416)
Non-current liabilities
Borrowings	922,134	744,654
Derivative financial liabilities	520,553	380,232
Other long-term liability to related party	0	7,440
Lease liabilities	105,632	35,369
Long-term incentive plan	0	544
Contract liabilities	73,261	57,017
Deferred tax liability	53	309
Total non-current liabilities	1,621,633	1,225,565
Current liabilities
Trade and other payables	80,563	49,188
Lease liabilities	9,683	5,163
Current maturities of borrowings	38,025	19,916
Liabilities to related parties	9,851	1,131
Contract liabilities	59,183	36,915
Taxes payable	925	934
Other current liabilities	62,720	54,047
Total current liabilities	260,950	167,294
Total liabilities	1,882,583	1,392,859
Total equity and liabilities	$ 950,090	$ 828,443